Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2025
Entity File Number	001-38417
Entity Registrant Name	BurgerFi International, Inc.
Entity Central Index Key	0001723580
Entity Tax Identification Number	82-2418815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5271 California Avenue
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	949
Local Phone Number	357-2360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false